Segment Reporting - Reconciliation of loss from operations and segment gross margin (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting
Revenue	$ 184,544	$ 85,821	$ 56,157
Cost of goods sold	(188,627)	(87,518)	(58,061)
Segment gross profit	(4,083)	(1,697)	(1,904)
Selling, general and administration expense	(79,571)	(74,323)	(31,624)
Product development expense	(15,466)	(14,031)	(10,521)
Foreign exchange gain/(loss)	(4,344)	(4,208)	(1,436)
Total operating costs and expenses	$ (99,381)	$ (92,562)	$ (43,581)
Segment Gross Margin	(2.20%)	(2.00%)	(3.40%)